DISPOSITION OF NUCLEAR OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISPOSITION OF NUCLEAR OPERATIONS
DISPOSITION OF NUCLEAR OPERATIONS
On December 31, 2015 we completed the sale of our nuclear power construction business (our “Nuclear Operations”), previously included within our Engineering & Construction operating group, to Westinghouse Electric Company LLC (“WEC”) for transaction consideration of approximately $161,000, which is due upon WEC’s substantial completion of the acquired VC Summer and Vogtle nuclear projects. At December 31, 2015, we recorded the present value of the transaction consideration (the “Transaction Receivable”); however, during the fourth quarter 2016 we determined that recovery was no longer probable and recorded a non-cash pre-tax charge of approximately $148,100 (approximately $96,300 after-tax) to reserve the Transaction Receivable. The charge is included in “Loss on Net Assets Sold and Intangible Assets Impairment” in our Statement of Operations. See Note 13 for discussion of a dispute with WEC relating to the sale of our Nuclear Operations.
As a result of the sale of our Nuclear Operations in 2015, we recorded a non-cash pre-tax charge related to the impairment of goodwill and intangible assets and a loss on net assets sold. A summary of the charge is as follows:

Year Ended December 31, 2015
Loss on net assets sold	$973,651
Intangible assets impairment	79,100
Loss on net assets sold and intangible assets impairment	1,052,751
Goodwill impairment	453,100
Total pre-tax charge	$1,505,851

The net tax benefit of the charge was approximately $370,700, reflecting the non-deductibility of the goodwill impairment, and resulted in an after-tax charge of approximately $1,135,200. The impact of the loss on net assets sold and intangible assets impairment is included in “Loss on net assets sold and intangible assets impairment” in our Statement of Operations, and the impact of the goodwill impairment is included in “Goodwill impairment” in our Statement of Operations.
The revenue and pre-tax income of our former Nuclear Operations for 2015 and 2014 was as follows:

	Years Ended December 31,
	2015	2014
Revenue	$2,061,167	$1,841,018
Pre-tax income	$215,150	$151,800
DISCONTINUED OPERATIONS
Capital Services Operations
Transaction Summary—As discussed in Note 2, on June 30, 2017 we completed the sale of our Capital Services Operations as provided for by the CS Agreement entered into on February 27, 2017. Under the CS Agreement, including its amendment prior to the Closing Date, the purchase price was $700,000, subject to certain adjustments including a working capital adjustment, whereby the purchase price would be adjusted to the extent actual working capital of the Capital Services Operations on the Closing Date differed from required working capital under the CS Agreement. After giving effect to working capital and other adjustments estimated prior to the Closing Date of approximately $32,600, we received cash proceeds of approximately $667,400 (approximately $645,500 net of cash sold) on the Closing Date. Based on actual working capital of the Capital Services Operations on the Closing Date, we estimate net final proceeds of approximately $599,000, including approximately $46,500 for transaction costs and the aforementioned post-closing working capital adjustment. As a result of the aforementioned, during 2017, we recorded a pre-tax charge of approximately $64,800, and income tax expense of approximately $55,800 resulting from a taxable gain on the transaction (due primarily to the non-deductibility of goodwill). The transaction did not result in any material cash taxes associated with the taxable gain due to the use of previously recorded net operating loss carryforwards. The proceeds received on the Closing Date were used to reduce our outstanding debt.
Assets and Liabilities—The carrying values of the major classes of assets and liabilities of the discontinued Capital Services Operations within our Balance Sheets at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Assets
Cash	$14,477	$14,507
Accounts receivable	239,146	274,186
Costs and estimated earnings in excess of billings	153,275	165,003
Other assets	7,834	7,876
Current assets of discontinued operations	414,732	461,572

Property and equipment, net	59,746	64,916
Goodwill (1)	229,607	884,607
Other intangible assets	148,440	165,040
Other assets	24,351	39,487
Non-current assets of discontinued operations	462,144	1,154,050

Total assets of discontinued operations	$876,876	$1,615,622

Liabilities
Accounts payable	$141,028	$112,884
Billings in excess of costs and estimated earnings	53,986	67,287
Other liabilities	52,455	50,160
Current liabilities of discontinued operations	247,469	230,331

Other liabilities	5,388	5,921
Non-current liabilities of discontinued operations	5,388	5,921

Total liabilities of discontinued operations	$252,857	$236,252

Noncontrolling interests of discontinued operations	$6,874	$7,484

(1)
The carrying value of goodwill for the discontinued Capital Services Operations includes the impact of a $655,000 impairment charge recorded in the fourth quarter 2016 in connection with our annual impairment assessment (discussed in Note 7).

Results of Operations—The results of our Capital Services Operations that have been reflected within discontinued operations in our Statement of Operations for 2016, 2015, and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Revenue	$2,211,835	$2,385,863	$2,217,369
Cost of revenue	2,063,189	2,227,041	2,051,861
Gross profit	148,646	158,822	165,508
Selling and administrative expense	51,833	50,745	46,332
Intangibles amortization	16,600	19,960	19,960
Other operating income, net	(2,328)	(1,353)	(1,240)
Goodwill impairment (1)	655,000	—	—
Integration related costs	—	—	8,300
Operating (loss) income from discontinued operations	(572,459)	89,470	92,156
Interest expense (2)	(24,109)	(23,857)	(22,372)
Interest income	1,155	1,244	1,154
(Loss) income from discontinued operations before taxes	(595,413)	66,857	70,938
Income tax expense (3)	(23,486)	(20,963)	(32,051)
Net (loss) income from discontinued operations	(618,899)	45,894	38,887
Net income from discontinued operations attributable to noncontrolling interests	(2,187)	(2,511)	(1,876)
Net (loss) income from discontinued operations attributable to CB&I	$(621,086)	$43,383	$37,011

(1)	Represents the goodwill impairment charge recorded in the fourth quarter 2016 in connection with our annual impairment assessment (discussed in Note 7).

(2)
Interest expense, including amortization of capitalized debt issuance costs, was allocated to the discontinued Capital Services Operations due to a requirement to use the proceeds from the transaction to repay our debt. The allocation was based upon the anticipated amounts to be repaid.

(3)	Income tax expense for 2016 reflects the non-deductibility of the aforementioned $655,000 goodwill impairment charge.
Cash Flows—Cash flows for our Capital Services Operations for 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Operating cash flows	$145,643	$76,365	$(52,828)
Investing cash flows	$(6,561)	$(11,706)	$(14,222)

Unapproved Change Orders, Claims and Incentives—At December 31, 2016 and 2015, our Capital Services Operations had unapproved change orders, claims and incentives included in project price of approximately $8,400 and $14,600, respectively. Of the aforementioned amounts, approximately $7,700 had been recognized as revenue for the discontinued operations on a cumulative POC basis through December 31, 2016.
Technology Operations
Transaction Summary—As discussed in Note 2, in the July 2017, we initiated a plan to market and sell our Technology Operations. At December 31, 2016, the fair value of the Technology Operations substantially exceeded the carrying value of its net assets.
Assets and Liabilities—The carrying values of the major classes of assets and liabilities of the discontinued Technology Operations within our Balance Sheets on December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Assets
Accounts receivable	$86,641	$113,908
Costs and estimated earnings in excess of billings	80,317	92,269
Inventory	16,285	27,027
Other assets	5,801	4,240
Current assets of discontinued operations	189,044	237,444

Equity investments	129,715	117,464
Property and equipment, net	71,692	67,175
Goodwill (1)	498,465	501,651
Other intangible assets	139,273	157,966
Other assets	81,415	69,684
Non-current assets of discontinued operations	920,560	913,940

Total assets of discontinued operations	$1,109,604	$1,151,384

Liabilities
Accounts payable	$99,916	$72,653
Billings in excess of costs and estimated earnings	176,525	277,496
Other liabilities	38,707	71,517
Current liabilities of discontinued operations	315,148	421,666

Other liabilities	32,902	30,766
Non-current liabilities of discontinued operations	32,902	30,766

Total liabilities of discontinued operations	$348,050	$452,432

Accumulated other comprehensive loss	$(13,252)	$(10,670)

(1)
Goodwill allocated to the discontinued Technology Operations is comprised of all the goodwill of our former Technology reporting unit (approximately $297,000), and an allocation of goodwill from our Fabrication Services reporting unit (approximately $200,000)(discussed in Note 7).

Results of Operations—The results of our Technology Operations that have been reflected within discontinued operations in our Statement of Operations for 2016, 2015, and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Revenue	$636,818	$779,725	$618,172
Cost of revenue	388,632	495,002	384,887
Gross profit	248,186	284,723	233,285
Selling and administrative expense	44,652	48,355	47,435
Intangibles amortization	18,033	18,044	19,689
Equity earnings	(18,834)	(22,442)	(25,910)
Other operating expense (income), net (1)	4	(7,581)	73
Integration related costs	—	—	5,029
Operating income from discontinued operations	204,331	248,347	186,969
Interest expense (2)	(73,302)	(62,801)	(55,487)
Interest income	57	61	150
Income from discontinued operations before taxes	131,086	185,607	131,632
Income tax expense	(40,455)	(52,809)	(38,313)
Net income from discontinued operations	90,631	132,798	93,319
Net income from discontinued operations attributable to noncontrolling interests	—	—	—
Net income from discontinued operations attributable to CB&I	$90,631	$132,798	$93,319

(1)	For 2015, other operating expense (income), net included a gain of approximately $7,500 related to the contribution of a technology to our unconsolidated Chevron-Lummus Global (“CLG”) joint venture.

(2)
Interest expense, including amortization of capitalized debt issuance costs, was allocated to the discontinued Technology Operations due to a requirement to use the proceeds from the transaction to repay our debt. The allocation of interest expense was based on the anticipated debt amounts to be repaid.

Cash Flows—Cash flows for our Technology Operations for 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Operating cash flows	$83,247	$186,944	$155,814
Investing cash flows	$(54,868)	$(54,275)	$(5,135)
Partnering Arrangements—Our Technology Operations has a venture with Chevron (CB&I—50% / Chevron—50%) (CLG) which provides proprietary process technology licenses and associated engineering services and catalyst, primarily for the refining industry. The venture is accounted for using the equity method. Dividends received from CLG were $5,900, $26,000 and $15,000 during 2016, 2015 and 2014, respectively.